Equity Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2017
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership	31/12/2017	% ownership	31/12/2016
Aradigm Corporation	35.13%	—	35.13%	9,291
Kiro Grifols, S.L (see note 3(b))	90.00%	—	50.00%	13,888
Alkahest, Inc.	47.58%	30,559	47.58%	35,955
Albajuna Therapeutics, S.L	30.00%	1,956	30.00%	3,177
Interstate Blood Bank, Inc.	49.19%	27,936	49.19%	31,090
Bio Blood Components Inc.	48.97%	32,960	48.97%	38,725
Plasma Biological Services, LLC	48.90%	23,010	48.90%	25,890
Singulex, Inc.	19.33%	29,322	20.00%	43,329
GigaGen, Inc	43.96%	29,047	—	—
Access Biologicals LLC	49.00%	44,219	—	—
Aigües de Vilajuïga S.A.	50.00%	—	—	—

		219,009		201,345

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2017	2016	2015
Balance at 1 January	201,345	76,728	54,296

Acquisitions	80,685	136,072	33,039
Transfers	(16,000)	(29,059)	—
Share of profit / (losses)	(13,195)	6,933	(8,280)
Share of other comprehensive income / translation differences	(27,134)	10,671	2,673
Losses for Impairment	(6,692)	—	—
Collected dividends	—	—	(5,000)

Balance at 31 December	219,009	201,345	76,728

GigaGen, Inc
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

Thousand of Euros
31/12/2017

Balance at 1 January	—

Acquisitions	31,752
Share of profit / (losses)	(804)
Share of other comprehensive income / translation differences	(1,595)
Impairment Losses	(306)

Balance at 31 December	29,047

Schedule of summarized financial information of investments in equity-accounted investees

	Thousand of Euros	Thousand of USD
	31/12/2017	31/12/2017
Non-current assets	404	484
Current assets	21,910	26,277
Current liabilities	(180)	(216)

Total net assets (100%)	22,134	26,545

Group’s share of net assets (43.96%)	9,730	11,669

Profit from continuing operations (100%)	(1,830)	(2,183)

Group’s share of total comprehensive income (43.96%)	(804)	(960)

Reconciliation of summarized financial information with carrying amount of equity-accounted investees
Thousand of Euros
31/12/2017

Group’s share of net assets	9,730
Goodwill of equity method investment	19,317

Equity method accounted investment	29,047

Access Biologic Acquisition
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

Thousand of Euros
31/12/2017

Balance at 1 January	—

Acquisitions	48,383
Share of profit / (losses)	1,830
Share of other comprehensive income / translation differences	(5,994)

Balance at 31 December	44,219

Schedule of summarized financial information of investments in equity-accounted investees

	Thousand of Euros	Thousand of USD
	31/12/2017	31/12/2017
Non-current assets	1,221	1,464
Current assets	14,422	17,296
Non-current liabilities	(1,284)	(1,540)
Current liabilities	(3,023)	(3,626)

Total net assets (100%)	11,336	13,594

Group’s share of net assets (49%)	5,555	6,661

Profit from continuing operations (100%)	3,734	4,129

Group’s share of total comprehensive income (49%)	1,830	2,023

Reconciliation of summarized financial information with carrying amount of equity-accounted investees
Thousand of Euros
31/12/2017

Group’s share of net assets	5,555
Goodwill of equity method investment	38,664

Equity method accounted investment	44,219

Aradigm
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2017	31/12/2016

Balance at 1 January	9,291	19,799
Share of profit / (losses)	(4,324)	(10,185)
Share of other comprehensive income / translation differences	869	(323)
Impairment losses	(5,836)	—

Balance at 31 December	—	9,291

Singulex, Inc.
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousand of Euros
	31/12/2017	31/12/2016

Balance at 1 January	43,329	—

Acquisitions	—	44,107
Share of profit / (losses)	(9,335)	(3,890)
Share of other comprehensive income / translation differences	(4,672)	3,112

Balance at 31 December	29,322	43,329

Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Equity Accounted Investees
Schedule of movement in investments in equity-accounted investees

	Thousands of Euros			Thousands of Euros
	31/12/2017			31/12/2016
	IBBI	Bio-Blood	PBS	IBBI	Bio-Blood	PBS
Balance at 1 January	31,090	38,725	25,890	—	—	—

Acquisitions	—	—	—	28,229	36,168	23,818
Share of profit / (losses)	635	(1,181)	270	695	(166)	260
Share of other comprehensive income / translation differences	(3,789)	(4,584)	(3,150)	2,166	2,723	1,812

Balance at 31 December	27,936	32,960	23,010	31,090	38,725	25,890